Document and Entity Information	Dec. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	Talkspace, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39314
Entity Tax Identification Number	84-4636604
City Area Code	212
Local Phone Number	284-7206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001803901
Entity Address, Postal Zip Code	00000
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TALK
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	TALKW
Security Exchange Name	NASDAQ